Other liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Other liabilities
5.31 Other liabilities

	Year ended December 31
in € thousand	2023	2022
Deferred income	513	5,519
Other financial liabilities	34	32
Miscellaneous liabilities	125	88
OTHER LIABILITIES	671	5,639
Less non-current portion	(79)	(116)
CURRENT PORTION	592	5,523
As at December 31, 2022 deferred income mainly included conditional advances from government enterprise grants in Scotland.